SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 2, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

BlackRock Sustainable U.S. Growth Equity Fund, BlackRock Sustainable U.S. Value Equity Fund and BlackRock Sustainable International Equity Fund, each a series of BlackRock Funds VII, Inc. Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A (File Nos. 2-56978 and 811-2661)

Ladies and Gentlemen:

On behalf of BlackRock Funds VII, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 80 to the Corporation’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for Investor A and Institutional Shares of BlackRock Sustainable U.S. Growth Equity Fund, BlackRock Sustainable U.S. Value Equity Fund and BlackRock Sustainable International Equity Fund (the “Funds”), three new series of the Corporation, a Prospectus for Class K Shares of the Funds, as well as a Statement of Additional Information relating to the Funds.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1068 to the Registration Statement on Form N-1A of BlackRock FundsSM on behalf of BlackRock SMID-Cap Growth Equity Fund, which was filed on April 12, 2021 (the “Prior Filing”). While the Funds’ Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor A and Institutional Shares Prospectus:

•	Fund Overview
•	Purchase and Sale of Fund Shares
•	Tax Information
•	Payments to Brokers/Dealers and Other Financial Intermediaries

•	Account Information
•	Management of the Funds
•	Conflicts of Interest
•	Financial Highlights
•	General Information

Class K Prospectus:

•	Fund Overview
•	Purchase and Sale of Fund Shares
•	Tax Information
•	Payments to Brokers/Dealers and Other Financial Intermediaries
•	Account Information
•	Management of the Funds
•	Conflicts of Interest
•	Financial Highlights
•	General Information

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements
•	Purchase of Shares
•	Redemption of Shares
•	Shareholder Services
•	Portfolio Transactions and Brokerage
•	Dividends and Taxes
•	Performance Data
•	Proxy Voting Policies and Procedures
•	General Information
•	Appendix A – Description of Bond Ratings

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn
Jessica Herlihy
Jason Rosenthal
John A. MacKinnon
Louisa Kiu